UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	02/28/19

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Select Managers Small Cap Growth Fund

FORM N-Q

Item 1.                  Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Growth Fund
February 28, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.5%
Automobiles & Components - 1.5%
Dorman Products	22,258	[a,b]	1,800,672
Fox Factory Holding	40,479	[a,b]	2,565,559
LCI Industries	40,739	[a]	3,319,414
Stoneridge	16,593	[b]	490,655
			8,176,300
Banks - 2.9%
Axos Financial	139,076	[a,b]	4,489,373
BancFirst	10,812		609,581
Bank OZK	56,541	[a]	1,854,545
Central Pacific Financial	28,365		827,691
Columbia Banking System	19,242		728,887
Federal Agricultural Mortgage Corp., CI.
C	14,318		1,172,215
LendingTree	1,188	[b]	378,913
NMI Holdings, Cl. A	34,829	[b]	841,120
Pacific Premier Bancorp	50,213		1,498,858
Popular	10,010		564,364
Seacoast Banking Corporation of Florida	34,907	[b]	1,013,001
Texas Capital Bancshares	26,017	[b]	1,587,817
Western Alliance Bancorp	23,598	[b]	1,091,879
			16,658,244
Capital Goods - 8.2%
AAON	42,153	[a,b]	1,680,219
Aerojet Rocketdyne Holdings	24,384	[a,b]	908,304
Albany International, CI. A	22,409		1,737,818
Allison Transmission Holdings	11,546		573,836
American Superconductor	53,146	[b]	788,155
Armstrong World Industries	11,311	[b]	827,739
Barnes Group	28,365		1,647,156
Beacon Roofing Supply	20,699	[b]	750,753
Chart Industries	35,682	[b]	3,150,007
Cubic	18,385		1,134,354
Donaldson	44,189	[a]	2,279,710
Encore Wire	23,305		1,380,588
EnPro Industries	15,734	[a]	1,079,195
Generac Holdings	13,467	[b]	694,359
Harsco	100,049	[b]	2,239,097
Kennametal	34,351		1,294,689
Kratos Defense & Security Solutions	137,677	[a,b]	2,366,667

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.5% (continued)
Capital Goods - 8.2% (continued)
Masonite International	54,790	[b]	3,038,105
Mercury Systems	26,337	[a,b]	1,672,927
Middleby	8,979	[a,b]	1,100,736
Moog, Cl. A	9,390		882,284
MSC Industrial Direct, Cl. A	17,161		1,448,560
Proto Labs	15,627	[b]	1,765,695
RBC Bearings	33,157	[b]	4,646,953
SiteOne Landscape Supply	27,790	[a,b]	1,492,601
Timken	41,571		1,803,766
Trex	37,642	[a,b]	2,821,268
Woodward	11,562		1,113,883
			46,319,424
Commercial & Professional Services - 3.0%
ASGN	11,626	[b]	748,831
Casella Waste Systems, CI. A	25,511	[b]	900,028
CBIZ	56,423	[b]	1,164,006
Cimpress	23,306	[b]	1,922,745
Exponent	54,366		3,078,747
Franklin Covey	21,531	[b]	560,237
Healthcare Services Group	46,815	[a]	1,787,397
Insperity	16,283		2,056,054
Tetra Tech	44,180		2,651,684
The Brink's Company	12,048		950,828
TriNet Group	14,329	[b]	878,224
Willdan Group	14,238	[b]	539,335
			17,238,116
Consumer Durables & Apparel - 1.9%
Acushnet Holdings	45,562	[a]	1,134,949
Callaway Golf	120,951	[a]	2,081,567
Clarus	46,031		560,658
Columbia Sportswear	7,976		821,129
Crocs	30,579	[b]	785,269
Deckers Outdoor	7,710	[b]	1,140,694
iRobot	8,356	[a,b]	1,045,001
Oxford Industries	18,279	[a]	1,444,589
Skyline Champion	37,904	[b]	752,773
Steven Madden	20,801		686,225
			10,452,854
Consumer Services - 6.6%
BJ's Restaurants	6,350		303,784
Bright Horizons Family Solutions	34,130	[b]	4,232,120
Century Casinos	67,633	[b]	570,146
Cheesecake Factory	41,832	[a]	1,978,654
Chegg	41,107	[a,b]	1,629,070

Description	Shares		Value ($)
Common Stocks - 96.5% (continued)
Consumer Services - 6.6% (continued)
Dave & Buster's Entertainment	102,192	[a]	5,245,515
Denny's	103,579	[b]	1,808,490
Dine Brands Global	8,555	[a]	848,656
El Pollo Loco Holdings	48,914	[b]	740,069
Grand Canyon Education	24,156	[b]	2,794,367
K12	25,842	[b]	827,978
Papa John's International	21,091	[a]	921,888
Planet Fitness, Cl. A	49,884	[b]	2,932,182
Red Rock Resorts, CI. A	15,947		448,430
Six Flags Entertainment	12,612		702,615
Strategic Education	31,263		4,088,575
Texas Roadhouse	34,898		2,209,392
Vail Resorts	11,742	[a]	2,446,915
Weight Watchers International	34,898	[a,b]	705,987
Wendy's	74,982	[a]	1,299,438
YETI Holdings	38,299	[a]	918,793
			37,653,064
Diversified Financials - 1.4%
FirstCash	9,139		801,125
Focus Financial Partners, CI. A	14,756		558,515
Green Dot, Cl. A	11,216	[b]	723,993
Hercules Capital	81,167		1,136,338
LPL Financial Holdings	11,258		848,966
MarketAxess Holdings	12,672	[a]	3,090,447
Moelis & Co., Cl. A	20,301		905,628
			8,065,012
Energy - .5%
Enphase Energy	94,947	[b]	861,169
Matador Resources	67,910	[b]	1,263,126
Oceaneering International	43,144	[a,b]	666,575
			2,790,870
Food & Staples Retailing - .2%
Chefs' Warehouse	25,493	[b]	816,031
Natural Grocers by Vitamin Cottage	16,306	[a,b]	231,545
			1,047,576
Food, Beverage & Tobacco - 2.4%
Farmer Brothers	28,473	[a,b]	679,081
Freshpet	58,862	[b]	2,426,292
Hostess Brands	77,376	[a,b]	939,345
J&J Snack Foods	14,937	[a]	2,319,417
Nomad Foods	95,666	[b]	1,922,887
Simply Good Foods	228,943	[b]	4,684,175
TreeHouse Foods	13,904	[a,b]	842,304
			13,813,501

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.5% (continued)
Health Care Equipment & Services - 12.3%
Amedisys	4,391	[b]	545,801
AMN Healthcare Services	8,470	[b]	423,585
BioTelemetry	24,324	[a,b]	1,817,489
Cantel Medical	29,612		2,177,074
Ensign Group	16,650		823,342
Evolent Health, Cl. A	22,149	[a,b]	292,145
Glaukos	30,506	[b]	2,262,630
Globus Medical, Cl. A	39,379	[b]	1,917,363
Guardant Health	16,709	[a]	1,113,488
HealthEquity	31,204	[a,b]	2,511,298
HealthStream	35,781	[b]	994,712
Heska	6,251	[b]	511,269
Hill-Rom Holdings	8,180		867,489
HMS Holdings	17,851	[b]	615,145
Inogen	5,037	[b]	541,276
Inspire Medical Systems	20,237		1,254,694
Insulet	8,373	[a,b]	786,308
Integer Holdings	6,575	[b]	598,062
iRhythm Technologies	7,310	[a,b]	700,225
LeMaitre Vascular	35,078		1,049,534
LHC Group	13,409	[b]	1,470,833
Masimo	31,288	[b]	4,107,489
Medidata Solutions	74,949	[b]	5,622,674
Merit Medical Systems	14,901	[b]	830,433
Neogen	35,193	[b]	2,180,558
Nevro	16,998	[b]	783,098
Novocure	70,769	[a,b]	3,801,003
Omnicell	57,830	[a,b]	4,912,658
Penumbra	4,345	[b]	580,796
PetIQ	56,069	[b]	1,688,238
Premier, Cl. A	126,898	[b]	4,641,929
Tabula Rasa HealthCare	22,527	[a,b]	1,241,463
Tactile Systems Technology, CI. I	66,785	[a,b]	5,076,328
Tandem Diabetes Care	17,428	[a,b]	1,142,754
Teladoc Health	23,455	[a,b]	1,509,564
Teleflex	13,072		3,788,788
Vapotherm	23,700		460,728
ViewRay	49,249	[b]	417,632
Vocera Communications	74,861	[b]	2,480,893
Wright Medical Group	31,655	[b]	991,118
			69,531,906
Household & Personal Products - .6%
Inter Parfums	19,433		1,433,573
Medifast	6,767		862,319

Description	Shares		Value ($)
Common Stocks - 96.5% (continued)
Household & Personal Products - .6% (continued)
WD-40	6,857		1,227,198
			3,523,090
Insurance - .9%
eHealth	13,123	[b]	700,899
Kemper	28,961		2,406,659
Kinsale Captial Group	33,230		2,218,435
			5,325,993
Materials - 2.1%
Balchem	21,159		1,877,438
Carpenter Technology	27,014		1,268,037
Ingevity	36,018	[b]	4,149,994
Kaiser Aluminum	9,182		1,005,245
Materion	10,006		578,147
Neenah	14,673	[a]	991,601
Orion Engineered Carbons	24,328		678,021
Sensient Technologies	23,063	[a]	1,492,176
			12,040,659
Media & Entertainment - 1.8%
Care.com	33,489	[b]	843,588
Criteo, ADR	123,129	[b]	3,341,721
Glu Mobile	66,102	[b]	593,596
Marcus	13,756		583,117
Nexstar Media Group, Cl. A	10,660	[a]	1,041,802
QuinStreet	50,186	[a,b]	671,991
Scholastic	22,506		952,229
The New York Times, Cl. A	56,770	[a]	1,864,895
			9,892,939
Pharmaceuticals Biotechnology & Life Sciences - 13.2%
Aclaris Therapeutics	40,573	[b]	262,913
Aerie Pharmaceuticals	61,742	[a,b]	2,881,499
Aimmune Therapeutics	31,763	[a,b]	765,171
Akebia Therapeutics	86,363	[a,b]	628,723
Amarin, ADR	33,238	[a,b]	680,382
Amphastar Pharmaceuticals	36,253	[a,b]	900,887
argenx, ADR	7,434	[a,b]	990,878
Array BioPharma	84,774	[a,b]	1,944,716
Axsome Therapeutics	91,867	[b]	731,261
BioCryst Pharmaceuticals	79,179	[a,b]	654,019
BioDelivery Sciences International	155,385	[b]	756,725
Biohaven Pharmaceutical Holding	16,543	[a,b]	727,561
BioSpecifics Technologies	18,786	[b]	1,304,688
Bio-Techne	16,103		3,122,372
Blueprint Medicines	11,207	[a,b]	921,103
Cambrex	27,869	[a,b]	1,152,104

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.5% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 13.2%
(continued)
CareDx	17,556	[b]	546,343
Clovis Oncology	39,876	[b]	1,207,445
Codexis	33,348	[a,b]	720,984
Collegium Pharmaceutical	58,494	[b]	1,028,909
Emergent BioSolutions	73,255	[b]	4,274,429
Evolus	25,347	[a,b]	670,175
Exact Sciences	9,462	[b]	861,042
Fluidigm	86,511	[b]	956,812
Genomic Health	10,343	[b]	785,758
Global Blood Therapeutics	13,475	[b]	707,437
Gossamer Bio	16,890		368,709
GW Pharmaceuticals, ADR	9,362	[b]	1,610,358
Halozyme Therapeutics	72,305	[b]	1,247,261
Horizon Pharma	85,256	[b]	2,473,277
Immunomedics	21,999	[b]	346,704
Insmed	46,536	[a,b]	1,379,793
Invitae	40,056	[b]	805,927
Krystal Biotech	20,426	[a,b]	456,725
Ligand Pharmaceuticals	43,771	[a,b]	5,431,106
Medpace Holdings	11,810	[b]	648,959
MyoKardia	15,763	[b]	706,971
Myriad Genetics	69,435	[a,b]	2,154,568
NanoString Technologies	39,791	[b]	1,013,477
Nektar Therapeutics	49,222	[a,b]	1,995,460
NeoGenomics	199,684	[a,b]	3,913,807
Optinose	80,733	[a,b]	599,039
Pacira Pharmaceuticals	34,302	[b]	1,412,556
PRA Health Sciences	5,338	[b]	571,059
Prestige Consumer Healthcare	49,889	[a,b]	1,459,752
Progenics Pharmaceuticals	166,234	[a,b]	734,754
Puma Biotechnology	33,518	[a,b]	932,136
Ra Pharmaceuticals	28,968	[b]	558,213
Reata Pharmaceuticals, CI. A	19,314	[b]	1,822,082
Repligen	20,648	[a,b]	1,228,969
SAGE Therapeutics	7,516	[a,b]	1,196,923
Sarepta Therapeutics	7,332	[a,b]	1,057,568
Supernus Pharmaceuticals	102,065	[a,b]	4,168,335
TherapeuticsMD	171,954	[a,b]	983,577
uniQure	13,200	[b]	712,668
Veracyte	54,326	[b]	1,097,928
Vericel	50,990	[a,b]	954,023
Viking Therapeutics	103,855	[a,b]	873,421
			75,100,441

Description	Shares		Value ($)
Common Stocks - 96.5% (continued)
Real Estate - 2.5%
Agree Realty	12,723	[a,c]	836,283
Americold Realty Trust	61,675	[c]	1,773,156
CareTrust	39,193	[c]	875,572
Innovative Industrial Properties	16,914	[a,c]	1,336,037
Marcus & Millichap	23,577	[b]	910,544
Medical Properties Trust	46,770	[c]	852,617
Monmouth Real Estate Investment	65,942	[c]	874,391
NexPoint Residential Trust	21,419	[a,c]	769,799
QTS Realty Trust, Cl. A	18,740	[c]	782,020
RE/MAX Holdings, Cl. A	24,192		949,052
Retail Opportunity Investments	54,138	[c]	929,549
Terreno Realty	72,896	[c]	2,981,447
			13,870,467
Retailing - 4.5%
At Home	35,193	[b]	861,525
Etsy	40,616	[b]	2,894,702
Express	95,183	[a,b]	494,952
Five Below	21,746	[b]	2,617,131
Monro	8,740	[a]	666,949
Ollie's Bargain Outlet Holdings	34,786	[a,b]	3,068,821
Points International	41,350	[b]	496,613
Pool	26,609	[a,b]	4,245,200
Shutterfly	69,192	[b]	3,100,493
Shutterstock	63,409	[b]	2,937,739
Stamps.com	7,775	[a,b]	730,772
Stitch Fix, CI. A	40,463	[a,b]	1,125,681
Waitr Holdings	9,189	[b]	97,955
Wingstop	19,322		1,287,039
Zumiez	28,352	[b]	700,294
			25,325,866
Semiconductors & Semiconductor Equipment - 4.8%
Brooks Automation	26,913	[a]	864,176
CEVA	112,599	[b]	3,132,504
Cree	16,552	[b]	900,594
Cypress Semiconductor	264,393	[a]	4,079,584
Diodes	20,408	[b]	823,055
Entegris	7,356	[a]	259,887
Inphi	29,809	[a,b]	1,288,345
Integrated Device Technology	19,808	[b]	957,321
Lattice Semiconductor	115,160	[b]	1,358,888
Monolithic Power Systems	33,468		4,488,394
ON Semiconductor	73,565	[b]	1,580,176
Semtech	100,828	[b]	5,549,574
Universal Display	5,852		873,352

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.5% (continued)
Semiconductors & Semiconductor Equipment - 4.8%
(continued)
Xperi	40,228	[b]	965,472
			27,121,322
Software & Services - 18.4%
ACI Worldwide	88,918	[b]	2,833,817
Alarm.com Holdings	59,201	[a,b]	3,885,361
Alteryx, Cl. A	17,029	[a,b]	1,299,483
Anaplan	23,542		883,060
AppFolio, Cl. A	18,105	[b]	1,308,629
Aspen Technology	6,427	[b]	647,263
Attunity	21,122	[b]	493,832
Avalara	28,627		1,494,615
Blackbaud	24,075		1,859,553
BlackLine	19,402	[b]	1,015,501
Booz Allen Hamilton Holding	13,223		698,968
Bottomline Technologies (DE)	44,254	[b]	2,207,390
CACI International, Cl. A	4,108	[b]	748,724
Carbonite	11,685	[b]	271,910
Cornerstone OnDemand	22,511	[b]	1,271,871
Coupa Software	10,692	[a,b]	1,007,079
Descartes Systems Group	82,228	[b]	2,840,155
Elastic	9,294	[a]	841,665
Ellie Mae	13,491	[a,b]	1,342,220
Envestnet	37,409	[a,b]	2,282,323
EPAM Systems	8,740	[b]	1,413,957
Euronet Worldwide	17,367	[b]	2,332,735
Everbridge	46,432	[b]	3,283,207
EVERTEC	25,914		741,659
Evo Payments, CI. A	21,591		576,912
ExlService Holdings	29,300	[b]	1,799,020
Fair Isaac	12,754	[b]	3,160,696
Five9	71,155	[b]	3,774,061
ForeScout Technologies	34,039	[b]	1,413,980
HubSpot	8,689	[b]	1,463,054
j2 Global	41,049	[a]	3,489,575
LivePerson	86,208	[b]	2,410,375
Liveramp Holdings	30,259	[a,b]	1,626,421
ManTech International, Cl. A	35,902		1,951,274
MAXIMUS	38,810		2,743,091
Mimecast	8,798	[b]	424,767
MiX Telematics, ADR	47,402		903,482
MongoDB	5,579	[a,b]	566,603
Nutanix, Cl. A	12,853	[a,b]	643,807
Okta	6,765	[a,b]	574,213

Description	Shares		Value ($)
Common Stocks - 96.5% (continued)
Software & Services - 18.4% (continued)
Paycom Software	21,044	[a,b]	3,824,326
Paylocity Holding	10,497	[b]	919,222
PROS Holdings	20,135	[b]	857,751
Q2 Holdings	28,539	[b]	1,964,054
Rapid7	45,319	[b]	2,086,033
RealPage	11,047	[b]	676,187
RingCentral, Cl. A	7,430	[b]	782,305
SailPoint Technologies Holdings	27,150	[b]	837,306
SolarWinds	42,974		816,936
SPS Commerce	7,177	[b]	766,360
Teradata	19,336	[b]	935,282
Trade Desk, Cl. A	30,649	[a,b]	6,054,403
Twilio, Cl. A	6,144	[a,b]	747,663
Tyler Technologies	9,865	[b]	2,020,253
Ultimate Software Group	2,200	[b]	729,300
Virtusa	17,097	[b]	862,886
Wix.com	37,981	[a,b]	4,149,424
WNS Holdings, ADR	71,144	[b]	3,756,403
Workiva	44,263	[b]	2,188,804
Yext	46,965	[a,b]	872,610
Zendesk	7,208	[b]	569,576
Zscaler	24,703		1,227,245
Zuora, Cl. A	47,524	[a]	1,129,170
Zynga	190,336	[b]	993,554
			104,293,361
Technology Hardware & Equipment - 3.2%
Acacia Communications	15,909	[b]	848,745
Badger Meter	14,907	[a]	877,128
CalAmp	66,511	[b]	924,503
Ciena	29,815	[b]	1,271,908
Cray	46,454	[a,b]	1,139,517
Electronics For Imaging	29,115	[b]	787,270
ePlus	22,193	[b]	1,984,942
Fabrinet	16,465	[b]	963,202
Insight Enterprises	14,708	[b]	821,001
Ituran Location and Control	15,915		587,263
Knowles	83,159	[b]	1,353,829
Novanta	32,055	[b]	2,619,855
Radware	35,747	[a,b]	897,607
Rogers	5,347	[b]	830,122
Sanmina	26,844	[b]	857,397
Viavi Solutions	122,172	[b]	1,604,118
			18,368,407

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 96.5% (continued)
Telecommunication Services - 1.2%
Boingo Wireless		185,574	[b]	4,151,291
Intelsat		23,442	[b]	564,483
ORBCOMM		109,836	[a,b]	774,344
pdvWireless		15,790	[a,b]	620,231
Shenandoah Telecommunication		16,156	[b]	717,973
				6,828,322
Transportation - 2.0%
Allegiant Travel		14,297	[a]	1,888,634
Echo Global Logistics		84,500	[b]	2,029,690
Genesee & Wyoming, Cl. A		18,188	[b]	1,491,416
Hub Group, Cl. A		20,426	[b]	877,909
Marten Transport		117,151		2,184,866
SkyWest		35,756		1,932,254
Spirit Airlines		11,399	[b]	641,194
XPO Logistics		7,851	[a,b]	395,298
				11,441,261
Utilities - .4%
American States Water		18,233	[a]	1,296,913
SJW		16,942		1,036,342
				2,333,255
Total Common Stocks (cost $401,652,909)				547,212,250
	1-Day
	Yield (%)
Investment Companies - 3.6%
Registered Investment Companies - 3.6%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $20,123,551)	2.41	20,123,551	[d]	20,123,551

Investment of Cash Collateral for Securities Loaned - 3.1%
Registered Investment Companies - 3.1%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $17,837,302)	2.41	17,837,302	[d]	17,837,302
Total Investments (cost $439,613,762)		103.2%		585,173,103
Liabilities, Less Cash and Receivables		(3.2%)		(17,971,539)
Net Assets		100.0%		567,201,564

ADR—American Depository Receipt

[a]

Security, or portion thereof, on loan. At February 28, 2019, the value of the fund’s securities on loan was $144,761,306 and the value of the collateral held by the fund was $149,730,019, consisting of cash collateral of $17,837,302 and U.S. Government & Agency securities valued at $131,892,717.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Growth Fund
February 28, 2019 (Unaudited)

The following is a summary of the inputs used as of February 28, 2019 in valuing the fund’s investments:

	Level 1	Level 2 - Other
	Unadjusted	Significant	Level 3 Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks†	547,212,250	-	-	547,212,250
Investment Companies	37,960,853	-	-	37,960,853

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial

NOTES

assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At February 28, 2019, accumulated net unrealized appreciation on investments was $145,559,341, consisting of $160,013,623 gross unrealized appreciation and $14,454,282 gross unrealized depreciation.

At February 28, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                 Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                 Exhibits.

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      April 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      April 16, 2019

By:         /s/ James Windels

               James Windels

               Treasurer

Date:      April 16, 2019

EXHIBIT INDEX

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)